LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Leases
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND DISCOUNT RATE
	June 30, 2024	December 31, 2023
Weighted-average remaining lease term	4.67	5.11 years
Weighted-average discount rate	8.6%	8.6%

SCHEDULE OF OPERATING LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating lease liabilities as of June 30, 2024:

Years Ended December 31,
2024	£223,508
2025	447,015
2026	447,015
2027	447,015
2028	447,015
Less imputed interest	(358,041)
Total	£1,653,527